LONG-TERM INVESTMENTS (Details) $ in Thousands, ¥ in Millions	1 Months Ended				3 Months Ended	12 Months Ended
	Nov. 30, 2021 shares	Oct. 31, 2014 USD ($)	May 31, 2014 USD ($)	May 31, 2014 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 25, 2021	Jun. 24, 2021
Equity method investments:
Ownership percentage									33.30%
Earnings (loss) in equity method investments, net of tax						$ (59,001)	$ 70	$ (7,464)
Purchases of preferred share						(6,000)	0	0
Impairment loss of the preferred shares						$ 1,526	$ 0	0
Bond discount rate
Equity method investments:
Equity Securities, FV-NI, Measurement Input						13.53
Volatility
Equity method investments:
Equity Securities, FV-NI, Measurement Input						44.62
Risk fee rate
Equity method investments:
Equity Securities, FV-NI, Measurement Input						1.66
KaixinAutoHoldingsMember
Equity method investments:
Number of Escrow Shares received | shares	22,800,000
Ownership percentage						19.20%			33.30%
Earnings (loss) in equity method investments, net of tax						$ 63,388
Purchases of preferred share					$ (6,000)
Beijing Fenghou Tianyuan Investment and Management Center L.P. (Tianyuan L.P.) [Member]
Equity method investments:
Payment for equity method investments			$ 1,569	¥ 10
Ownership percentage						12.38%	12.38%
Earnings (loss) in equity method investments, net of tax						$ 4,304	$ 0	0
Fundrise LP [Member]
Equity method investments:
Payment for equity method investments		$ 10,000
Ownership percentage						98.04%	98.04%
Earnings (loss) in equity method investments, net of tax						$ 83	$ 174	$ 336
KaixinAutoHoldingsMember
Equity method investments:
Ownership interest held							69.40%			69.40%
Number of shares transferred | shares	1.6
KaixinAutoHoldingsMember | KaixinAutoHoldingsMember
Equity method investments:
Impairment loss of the preferred shares						$ 1,526